Other income, gains or loss - net	12 Months Ended
Dec. 31, 2019
Other income, gains or loss - net
Other income, gains or loss - net

8            Other income, gains or loss - net

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net gain on financial assets at fair value through profit or loss	22,667	102,582	38,891
Gain on disposal of property, plant and equipment and intangible asset	—	—	13,267
Government grants	—	—	17,795
Guarantee gain/(loss), net (Note a)	1,526	(200,080)	(137,191)
Net foreign exchange loss	—	(10,951)	(8,569)
Fair value adjustment to derivatives	—	(2,438)	(244)
Interest income from shareholder for late capital injection	—	15,088	—
Gain on dilution of interest in associate (Note 14)	—	7,641	—
Gain on disposal of lease assets and derecognition of lease liabilities	—	5,232	—
Others	1,667	3,066	1,797
	25,860	(79,860)	(74,254)

(a)	Guarantee gains / (loss), net

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Interest income on financial guarantee fee receivables (Note 19(a))	8,485	44,289	24,802
Impairment loss of financial guarantee fee receivables (Note 19(a))	(9,271)	(40,762)	(29,712)
Release of financial guarantee liabilities	2,312	—	—
Guarantee charge arising from changes in estimates under financial guarantee contract	—	(203,607)	(132,281)
	1,526	(200,080)	(137,191)